[DECHERT LLP LETTERHEAD]

June 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Jim O’Connor, Division of Investment Management

Re:          PowerShares Exchange-Traded Fund Trust

Securities Act File No. 333-102228

Investment Company Act File No. 811-21265

Post-Effective Amendment No. 231

Dear Mr. O’Connor:

We are writing to you on behalf of PowerShares Exchange-Traded Fund Trust (the “Fund”) in order to request selective review of Post-Effective Amendment No. 231 to the Fund’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

The Fund is incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009.  Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Fund will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A.

The Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of the Amendment limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above.  Selective review would serve to expedite the review process for the Fund as well as use the Staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at 212.698.3529 (tel) or 212.698.0453 (fax) or Matthew Wolfe at 212.649.8703 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss